[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                  Annual Report
                  December 31, 2001

                  Mercury QA
                  Large Cap Core Fund
                  of Mercury QA Equity Series, Inc.

PORTFOLIO INFORMATION

GEOGRAPHIC ASSET MIX (UNAUDITED)
As a Percentage of Net Assets as of December 31, 2001

A pie chart depicting portfolio composition according to regional representation for the period ended December 31, 2001.

United States--98.0%
Canada--0.5%
Netherlands--1.4%
Bermuda--0.1%

AS OF DECEMBER 31, 2001 (UNAUDITED)

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
--------------------------------------------------------------------------------
Microsoft Corporation                                                       4.7%
--------------------------------------------------------------------------------
General Electric Company                                                    4.2
--------------------------------------------------------------------------------
Citigroup Inc.                                                              3.8
--------------------------------------------------------------------------------
Intel Corporation                                                           3.2
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                     3.1
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                       3.1
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 2.7
--------------------------------------------------------------------------------
International Business Machines
  Corporation                                                               2.5
--------------------------------------------------------------------------------
American International Group, Inc.                                          2.3
--------------------------------------------------------------------------------
Tyco International Ltd.                                                     2.1
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Pharmaceuticals                                                             9.3%
--------------------------------------------------------------------------------
Banks                                                                       9.2
--------------------------------------------------------------------------------
Retail                                                                      5.9
--------------------------------------------------------------------------------
Software                                                                    4.9
--------------------------------------------------------------------------------
Electrical Equipment                                                        4.7
--------------------------------------------------------------------------------


              December 31, 2001 (2) Mercury QA Large Cap Core Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to provide you with this annual report for Mercury QA Large Cap Core Fund. For the 12 months ended December 31, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -13.56%, -14.05%, -14.47% and -14.47%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6-9 of this report to shareholders.) In comparison, the unmanaged Standard & Poor's 500 Index had a total return of -11.87% for the same period.

The Fund is a diversified portfolio of large cap stocks. However a number of our investments did not prove fruitful. Our decision to buy financial stocks hurt the Fund's performance. Holdings such as American International Group, Inc. (-19.4%) and Citigroup Inc. (-1.1%) were both detractors from the Fund's performance in 2001. On the other hand, our investments in computer services/software performed quite well.

Economic Environment

Looking ahead, there are plenty of reasons for measured confidence in 2002. The average length of the nine recessions since World War II has been 11 months while the longest recession lasted 16 months. Based on the historical average, the current recession would end in February and based on the longer scenario, it could last until July. Low short-term interest rates are encouraging people to refinance their mortgages and buy cars, and fuel prices are also relatively low. The Dow Jones Industrial Average finished the year above 10,000, an important psychological barrier for investors, and though the NASDAQ Composite Index did not exceed the 2,000 mark, the fourth quarter of 2001 was its best three-month performance, second only to the last quarter of 1999 when the Internet bubble was nearing its peak. In addition, consumer confidence rose to a four-month high in December, the biggest one-month surge in four years. That leap stands in stark contrast to December 2000, when consumer confidence registered the fourth largest one-month drop since 1978.

The news is not all good, of course. In addition to high valuations and weak corporate earnings, corporations will not likely make sizeable capital investments anytime soon. Unemployment is expected to continue to rise and consumers remain deeply in debt. The US economic stimulus package has been held up by partisan politics, which only shows signs of escalating. Indeed, as focus shifts away from the war on terrorism, party leaders are pointing fingers of blame for the recession. President Bush has acknowledged


              December 31, 2001 (3) Mercury QA Large Cap Core Fund that, following on the heels of the largest budget surplus ever in 2000, there may be a budget deficit this year, the first since 1997. Furthermore, we are still at war and the possibility of another terrorist attack remains. Finally, there is no shortage of economic upheaval overseas and the shock waves from the collapse of Argentina's economy may yet affect the United States.

In Conclusion

On January 14, 2002, the Fund's Board of Directors approved a proposal to liquidate the Fund and terminate its operation. The Fund accordingly is expected to liquidate on or about March 28, 2002. We thank you for your support of Mercury QA Large Cap Core Fund.

Sincerely,


/s/ Terry K. Glenn                         /s/ Philip Green

Terry K. Glenn                             Philip Green
President and Director                     Senior Vice President and
                                           Portfolio Manager
February 15, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


              December 31, 2001 (4) Mercury QA Large Cap Core Fund

CUSTODIAN AND TRANSFER AGENT

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


              December 31, 2001 (5) Mercury QA Large Cap Core Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


              December 31, 2001 (6) Mercury QA Large Cap Core Fund

RECENT PERFORMANCE RESULTS

                                      6-Month        12-Month    Since Inception
As of December 31, 2001             Total Return   Total Return   Total Return
--------------------------------------------------------------------------------
Class I *                               -6.39%        -13.56%        -26.70%
--------------------------------------------------------------------------------
Class A *                               -6.79         -14.05         -27.20
--------------------------------------------------------------------------------
Class B *                               -6.85         -14.47         -27.90
--------------------------------------------------------------------------------
Class C *                               -6.85         -14.47         -27.90
--------------------------------------------------------------------------------
S&P 500 Index **                        -5.55         -11.87         -19.55
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.

** An unmanaged broad-based Index comprised of common stocks. Since inception total return is from 6/30/00.


              December 31, 2001 (7) Mercury QA Large Cap Core Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Mercury QA Large Cap Core Fund's Class I, Class A, Class B & Class C Shares--Total Return Based on a $10,000 Investment

Two line graphs depicting the growth of an investment in the Mercury QA Large Cap Core Fund's Class I, Class A, Class B & Class C Shares compared to growth of an investment in the S&P 500 Index. Values are from June 2, 2000 to December 2001.

                                            6/02/00**       12/00         12/01
Mercury QA Large Cap Core Fund+--
Class I Shares*                             $9,475          $8,035        $6,945
Class A Shares*                             $9,475          $8,025        $6,897
Class B Shares*                             $10,000         $8,430        $6,922
Class C Shares*                             $10,000         $8,430        $7,210

                                            6/30/00**       12/00         12/01
S&P 500 Index ++                            $10,000         $9,128        $8,044

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund normally invests at least 65% of its total assets in equity securities of large-capitalization companies.
++ This unmanaged broad-based Index is comprised of common stocks. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.


              December 31, 2001 (8) Mercury QA Large Cap Core Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                                         % Return      % Return
                                                      Without Sales   With Sales
Class I Shares*                                           Charge       Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                                   -13.56%       -18.10%
--------------------------------------------------------------------------------
Inception (6/02/00) through 12/31/01                      -17.84        -20.59
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                         % Return      % Return
                                                      Without Sales   With Sales
Class A Shares*                                           Charge       Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                                   -14.05%       -18.56%
--------------------------------------------------------------------------------
Inception (6/02/00) through 12/31/01                      -18.19        -20.94
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                         % Return       % Return
                                                          Without         With
Class B Shares*                                            CDSC          CDSC**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                                   -14.47%       -17.89%
--------------------------------------------------------------------------------
Inception (6/02/00) through 12/31/01                      -18.69        -20.76
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                         % Return       % Return
                                                          Without         With
Class C Shares*                                            CDSC          CDSC**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                                   -14.47%       -15.33%
--------------------------------------------------------------------------------
Inception (6/02/00) through 12/31/01                      -18.69        -18.69
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.


              December 31, 2001 (9) Mercury QA Large Cap Core Fund

SCHEDULE OF INVESTMENTS

                                                                       In US Dollars
                                                                 ------------------------
                   Shares                                                      Percent of
Industries          Held          Common Stocks                      Value     Net Assets
-----------------------------------------------------------------------------------------
BERMUDA
=========================================================================================

Insurance             900  XL Capital Ltd. (Class A)             $     82,224     0.1%
-----------------------------------------------------------------------------------------
                           Total Common Stocks in Bermuda
                           (Cost--$80,688)                             82,224     0.1
-----------------------------------------------------------------------------------------

CANADA
=========================================================================================
Communications     19,700  Nortel Networks Corporation                147,750     0.2
Equipment
-----------------------------------------------------------------------------------------
Metal(s)            2,400  Alcan Aluminium Ltd.                        86,232     0.1
                    6,100  Barrick Gold Corporation                    97,295     0.1
                                                                 ------------------------
                                                                      183,527     0.2
-----------------------------------------------------------------------------------------
Mining              2,200 +Inco Limited                                37,268     0.1
-----------------------------------------------------------------------------------------
                           Total Common Stocks in Canada
                           (Cost--$371,337)                           368,545     0.5
-----------------------------------------------------------------------------------------

NETHERLANDS
=========================================================================================
Household           3,800  Unilever NV (NY Registered Shares)         218,918     0.3
Products
-----------------------------------------------------------------------------------------
Oil--International 18,400  Royal Dutch Petroleum Company (NY
                              Registered Shares)                      901,968     1.1
-----------------------------------------------------------------------------------------
                           Total Common Stocks
                           in the Netherlands
                           (Cost--$1,295,652)                       1,120,886     1.4
-----------------------------------------------------------------------------------------

UNITED STATES
=========================================================================================
Advertising         4,200  The Interpublic Group of Companies, Inc.   124,068     0.2
-----------------------------------------------------------------------------------------
Aerospace &         5,800  The Boeing Company                         224,924     0.3
Defense             2,900  Lockheed Martin Corporation                135,343     0.2
                    3,100  United Technologies Corporation            200,353     0.2
                                                                 ------------------------
                                                                      560,620     0.7
-----------------------------------------------------------------------------------------
Airlines            1,600 +AMR Corporation                             35,472     0.0
                    1,000  Delta Air Lines, Inc.                       29,260     0.0
                                                                 ------------------------
                                                                       64,732     0.0
-----------------------------------------------------------------------------------------


              December 31, 2001 (10) Mercury QA Large Cap Core Fund

                                                                       In US Dollars
                                                                 ------------------------
                   Shares                                                      Percent of
Industries          Held          Common Stocks                      Value     Net Assets
-----------------------------------------------------------------------------------------
UNITED STATES (continued)
=========================================================================================
Air Transport       2,000  Omnicom Group Inc.                    $    178,700     0.2%
-----------------------------------------------------------------------------------------
Aluminum            7,200  Alcoa Inc.                                 255,960     0.3
-----------------------------------------------------------------------------------------
Auto & Truck        7,500  Delphi Automotive
                             Systems Corporation                      102,450     0.1
-----------------------------------------------------------------------------------------
Automobile          2,000  Genuine Parts Company                       73,400     0.1
Parts
-----------------------------------------------------------------------------------------
Automobiles        13,608  Ford Motor Company                         213,918     0.2
                    4,500  General Motors Corporation                 218,700     0.3
                                                                 ------------------------
                                                                      432,618     0.5
-----------------------------------------------------------------------------------------
Banks               1,600  BB&T Corporation                            57,776     0.1
                   13,200  Bank of America Corporation                830,940     1.0
                    7,500  The Bank of New York Company, Inc.         306,000     0.4
                   11,400  Bank One Corporation                       445,170     0.6
                   60,533  Citigroup Inc.                           3,055,706     3.8
                    5,850  Fifth Third Bancorp                        360,243     0.4
                   10,900  FleetBoston Financial Corporation          397,850     0.5
                   16,380  J.P. Morgan Chase & Co.                    595,413     0.7
                    4,800  Mellon Financial Corporation               180,576     0.2
                    6,000  National City Corporation                  175,440     0.2
                    2,000  State Street Corporation                   104,500     0.1
                    8,400  Washington Mutual, Inc.                    274,680     0.3
                   17,200  Wells Fargo Company                        747,340     0.9
                                                                 ------------------------
                                                                    7,531,634     9.2
-----------------------------------------------------------------------------------------
Banking &           2,900  PNC Bank Corp.                             162,980     0.2
Financial
-----------------------------------------------------------------------------------------
Banking--           3,000  SunTrust Banks, Inc.                       188,100     0.2
Regional
-----------------------------------------------------------------------------------------
Beverages          18,400  The Coca-Cola Company                      867,560     1.0
                   13,030  PepsiCo, Inc.                              634,431     0.8
                                                                 ------------------------
                                                                    1,501,991     1.8
-----------------------------------------------------------------------------------------
Biotechnology         400 +Chiron Corporation                          17,536     0.0
                    1,200 +Genzyme Corporation                         71,832     0.1
                    1,200 +MedImmune, Inc.                             55,620     0.1
                                                                 ------------------------
                                                                      144,988     0.2
-----------------------------------------------------------------------------------------


              December 31, 2001 (11) Mercury QA Large Cap Core Fund

                                                                       In US Dollars
                                                                 ------------------------
                   Shares                                                      Percent of
Industries          Held          Common Stocks                      Value     Net Assets
-----------------------------------------------------------------------------------------
UNITED STATES (continued)
=========================================================================================
Broadcasting &      2,000  Leggett & Platt, Incorporated         $     46,000     0.1%
Publishing
-----------------------------------------------------------------------------------------
Building &            700  Centex Corporation                          39,963     0.1
Construction
-----------------------------------------------------------------------------------------
Building            4,500  Masco Corporation                          110,250     0.1
Materials
-----------------------------------------------------------------------------------------
Cable               9,500 +Comcast Corporation (Class A)              342,000     0.4
-----------------------------------------------------------------------------------------
Capital Equipment     400  Dana Corporation                             5,552     0.0
                      800  Eaton Corporation                           59,528     0.1
                                                                 ------------------------
                                                                       65,080     0.1
-----------------------------------------------------------------------------------------
Capital Goods       4,100  Minnesota Mining and Manufacturing
                              Company (3M)                            484,661     0.6
-----------------------------------------------------------------------------------------
Chemicals           5,922  The Dow Chemical Company                   200,045     0.2
                    6,800  E.I. du Pont de Nemours and Company        289,068     0.4
                      400  Great Lakes Chemical Corporation             9,712     0.0
                    1,000  International Flavors & Fragrances
                              Inc.                                     29,710     0.1
                    1,700  PPG Industries, Inc.                        87,924     0.1
                      600  Sigma-Aldrich Corporation                   23,646     0.0
                                                                 ------------------------
                                                                      640,105     0.8
-----------------------------------------------------------------------------------------
Commercial          1,000 +Convergys Corporation                       37,490     0.1
Services &            500  Deluxe Corporation                          20,790     0.0
Supplies            4,400  First Data Corporation                     345,180     0.4
                    2,000  H & R Block, Inc.                           89,400     0.1
                                                                 ------------------------
                                                                      492,860     0.6
-----------------------------------------------------------------------------------------
Communications      4,900 +QUALCOMM Incorporated                      247,450     0.3
                   32,600  SBC Communications Inc.                  1,276,942     1.6
                                                                 ------------------------
                                                                    1,524,392     1.9
-----------------------------------------------------------------------------------------
Communications     48,800 +Cisco Systems, Inc.                        883,768     1.1
Equipment           1,900  Lucent Technologies Inc.                    11,951     0.0
                                                                 ------------------------
                                                                      895,719     1.1
-----------------------------------------------------------------------------------------
Computer           33,450 +AOL Time Warner Inc.                     1,073,745     1.3
Services
-----------------------------------------------------------------------------------------


              December 31, 2001 (12) Mercury QA Large Cap Core Fund

                                                                       In US Dollars
                                                                 ------------------------
                   Shares                                                      Percent of
Industries          Held          Common Stocks                      Value     Net Assets
-----------------------------------------------------------------------------------------
UNITED STATES (continued)
=========================================================================================
Computer            5,300  Electronic Data Systems Corporation   $    363,315     0.4%
Services/Software  16,800  International Business Machines
                              Corporation                           2,032,128     2.5
                   63,500 +Oracle Corporation                         876,935     1.1
                                                                 ------------------------
                                                                    3,272,378     4.0
-----------------------------------------------------------------------------------------
Computer            6,000 +Solectron Corporation                       67,680     0.1
Technology
-----------------------------------------------------------------------------------------
Computers &        25,400 +Dell Computer Corporation                  690,372     0.8
Peripherals        31,800 +Sun Microsystems, Inc.                     392,412     0.5
                                                                 ------------------------
                                                                    1,082,784     1.3
-----------------------------------------------------------------------------------------
Conglomerates      10,900  Honeywell International Inc.               368,638     0.5
-----------------------------------------------------------------------------------------
Consumer--            700  Whirlpool Corporation                       51,331     0.1
Durables
-----------------------------------------------------------------------------------------
Consumer--Goods     8,900  The Gillette Company                       297,260     0.4
                    2,500  Newell Rubbermaid Inc.                      68,925     0.1
                    2,800  The TJX Companies, Inc.                    111,608     0.1
                                                                 ------------------------
                                                                      477,793     0.6
-----------------------------------------------------------------------------------------
Consumer--            600  The Black & Decker Corporation              22,638     0.0
Products
-----------------------------------------------------------------------------------------
Consumer--         10,500 +Cendant Corporation                        205,905     0.3
Products &
Services
-----------------------------------------------------------------------------------------
Containers &          200  Bemis Company, Inc.                          9,836     0.0
Packaging           1,000 +Pactiv Corporation                          17,750     0.0
                                                                 ------------------------
                                                                       27,586     0.0
-----------------------------------------------------------------------------------------
Cosmetics           2,000  Avon Products, Inc.                         93,000     0.1
-----------------------------------------------------------------------------------------
Distribution        4,400 +Costco Wholesale Corporation               195,272     0.2
-----------------------------------------------------------------------------------------
Diversified         2,000  Capital One Financial Corporation          107,900     0.2
Financials          6,400  The Charles Schwab Corporation              99,008     0.1
                                                                 ------------------------
                                                                      206,908     0.3
-----------------------------------------------------------------------------------------


              December 31, 2001 (13) Mercury QA Large Cap Core Fund

                                                                       In US Dollars
                                                                 ------------------------
                   Shares                                                      Percent of
Industries          Held          Common Stocks                      Value     Net Assets
-----------------------------------------------------------------------------------------
UNITED STATES (continued)
=========================================================================================
Electric Utilities  2,800  American Electric Power Company,
                              Inc.                               $    121,884     0.1%
                    1,900  Consolidated Edison, Inc.                   76,684     0.1
                    1,000  DTE Energy Company                          41,940     0.0
                    2,200  Dominion Resources, Inc.                   132,220     0.2
                    1,900  Entergy Corporation                         74,309     0.1
                    1,500  FPL Group, Inc.                             84,600     0.1
                    2,300  FirstEnergy Corp.                           80,454     0.1
                      673 +Mirant Corporation                          10,781     0.0
                    2,200  PG&E Corporation                            42,328     0.1
                    1,900  Progress Energy, Inc.                       85,557     0.1
                    1,800  Public Service Enterprise Group
                              Incorporated                             75,942     0.1
                    6,000  The Southern Company                       152,100     0.2
                    2,200  TXU Corp.                                  103,730     0.1
                                                                 ------------------------
                                                                    1,082,529     1.3
-----------------------------------------------------------------------------------------
Electrical          3,000  Xcel Energy, Inc.                           83,220     0.1
-----------------------------------------------------------------------------------------
Electrical          3,700  Emerson Electric Co.                       211,270     0.2
Equipment           2,800  Exelon Corporation                         134,064     0.2
                   86,100  General Electric Company                 3,450,888     4.2
                      900  W. W. Grainger, Inc.                        43,200     0.1
                                                                 ------------------------
                                                                    3,839,422     4.7
-----------------------------------------------------------------------------------------
Electrical          3,800 +Sanmina Corporation                         75,620     0.1
Instruments &
Controls
-----------------------------------------------------------------------------------------
Electronic          4,500 +Agilent Technologies, Inc.                 128,295     0.2
Equipment             600  PerkinElmer, Inc.                           21,012     0.0
& Instruments                                                    ------------------------
                                                                      149,307     0.2
-----------------------------------------------------------------------------------------
Electronics         4,400 +Analog Devices, Inc.                       195,316     0.2
                   83,300  Intel Corporation                        2,619,785     3.2
                    1,700  Molex Incorporated                          52,615     0.1
                   21,000  Texas Instruments Incorporated             588,000     0.7
                                                                 ------------------------
                                                                    3,455,716     4.2
-----------------------------------------------------------------------------------------
Electronics         2,100 +Jabil Circuit, Inc.                         47,712     0.1
Components
-----------------------------------------------------------------------------------------
Energy              3,800  Dynegy Inc. (Class A)                       96,900     0.1
                      900 +Progress Energy, Inc.                          378     0.0
                                                                 ------------------------
                                                                       97,278     0.1
-----------------------------------------------------------------------------------------


              December 31, 2001 (14) Mercury QA Large Cap Core Fund

                                                                       In US Dollars
                                                                 ------------------------
                   Shares                                                      Percent of
Industries          Held          Common Stocks                      Value     Net Assets
-----------------------------------------------------------------------------------------
UNITED STATES (continued)
=========================================================================================
Energy Equipment &  2,000  Baker Hughes Incorporated             $     72,940     0.1%
Service             3,400  Schlumberger Limited                       186,830     0.2
                    1,900  Transocean Sedco Forex Inc.                 64,258     0.1
                                                                 ------------------------
                                                                      324,028     0.4
-----------------------------------------------------------------------------------------
Energy Related      6,300  The Williams Companies, Inc.               160,776     0.2
-----------------------------------------------------------------------------------------
Finance             1,400  Golden West Financial Corporation           82,390     0.1
-----------------------------------------------------------------------------------------
Financial Services 15,600  American Express Company                   556,764     0.7
                      400  The Bear Stearns Companies Inc.             23,456     0.0
                      500  Countrywide Credit Industries, Inc.         20,485     0.0
                   12,000  Fannie Mae                                 954,000     1.2
                    8,200  Freddie Mac                                536,280     0.6
                    4,200  Household International, Inc.              243,348     0.3
                    1,100  Lehman Brothers Holdings, Inc.              73,480     0.1
                   12,800  Morgan Stanley Dean Witter & Co.           716,032     0.9
                   17,783  U.S. Bancorp                               372,198     0.5
                                                                 ------------------------
                                                                    3,496,043     4.3
-----------------------------------------------------------------------------------------
Food & Beverage     8,800 +The Kroger Co.                             183,656     0.2
-----------------------------------------------------------------------------------------
Food Distribution   7,900  SYSCO Corporation                          207,138     0.3
-----------------------------------------------------------------------------------------
Food Products       7,200  Archer-Daniels-Midland Company             103,320     0.1
                    2,400  Campbell Soup Company                       71,688     0.1
                    3,600  ConAgra, Inc.                               85,572     0.1
                      100  Wm. Wrigley Jr. Company                      5,137     0.0
                                                                 ------------------------
                                                                      265,717     0.3
-----------------------------------------------------------------------------------------
Foods               2,300  General Mills, Inc.                        119,623     0.2
                    2,300  H.J. Heinz Company                          94,576     0.1
                    5,300  Sara Lee Corporation                       117,819     0.1
                                                                 ------------------------
                                                                      332,018     0.4
-----------------------------------------------------------------------------------------
Gas Utilities         700  Kinder Morgan, Inc.                         38,983     0.1
-----------------------------------------------------------------------------------------
HMO                   600 +Wellpoint Health Networks Inc.              70,110     0.1
-----------------------------------------------------------------------------------------
Hardware Products   1,000  The Stanley Works                           46,570     0.1
-----------------------------------------------------------------------------------------
Health Care         4,400  HCA Inc.                                   169,576     0.2
                    2,700  UnitedHealth Group Incorporated            191,079     0.2
                                                                 ------------------------
                                                                      360,655     0.4
-----------------------------------------------------------------------------------------
Health Care           700  Becton, Dickinson and Company               23,205     0.0
Equipment &         2,400 +Boston Scientific Corporation               57,888     0.1
Supplies            1,700  Stryker Corporation                         99,229     0.1
                                                                 ------------------------
                                                                      180,322     0.2
-----------------------------------------------------------------------------------------


              December 31, 2001 (15) Mercury QA Large Cap Core Fund

                                                                       In US Dollars
                                                                 ------------------------
                   Shares                                                      Percent of
Industries          Held          Common Stocks                      Value     Net Assets
-----------------------------------------------------------------------------------------
UNITED STATES (continued)
=========================================================================================
Health Care         1,100  Aetna Inc. (New Shares)               $     36,289     0.0%
Providers &
Services
-----------------------------------------------------------------------------------------
Hospital            2,800 +Tenet Healthcare Corporation               164,416     0.2
Management
-----------------------------------------------------------------------------------------
Hospital Supplies   5,200  Baxter International Inc.                  278,876     0.3
-----------------------------------------------------------------------------------------
Hotels,             2,700  Marriott International, Inc. (Class A)     109,755     0.1
Restaurants &       1,100  Starwood Hotels & Resorts Worldwide,
Leisure                       Inc.                                     32,835     0.0
                      900 +Tricon Global Restaurants, Inc.             44,280     0.1
                                                                 ------------------------
                                                                      186,870     0.2
-----------------------------------------------------------------------------------------
Household Durables    300  Pulte Corporation                           13,401     0.0
-----------------------------------------------------------------------------------------
Household Products  3,300  Colgate-Palmolive Company                  190,575     0.3
                    6,700  Kimberly-Clark Corporation                 400,660     0.5
                   15,800  The Procter & Gamble Company             1,250,254     1.5
                                                                 ------------------------
                                                                    1,841,489     2.3
-----------------------------------------------------------------------------------------
Industrial--          900  Cooper Industries, Inc.                     31,428     0.0
Consumer Goods
-----------------------------------------------------------------------------------------
Information         7,000  Automatic Data Processing, Inc.            412,300     0.5
Processing          5,600  Xerox Corporation                           58,352     0.1
                                                                 ------------------------
                                                                      470,652     0.6
-----------------------------------------------------------------------------------------
Insurance           5,400  The Allstate Corporation                   181,980     0.2
                   23,750  American International Group, Inc.       1,885,750     2.3
                    2,100  Aon Corporation                             74,592     0.1
                    1,200  The Chubb Corporation                       82,800     0.1
                    2,300  The Hartford Financial Services
                              Group, Inc.                             144,509     0.2
                    1,650  Jefferson--Pilot Corporation                76,345     0.1
                    1,800  Lincoln National Corporation                87,426     0.1
                    2,200  Marsh & McLennan Companies, Inc.           236,390     0.3
                      500  The Progressive Corporation                 74,650     0.1
                    2,800  UnumProvident Corporation                   74,228     0.1
                    1,000  Vulcan Materials Company                    47,940     0.0
                                                                 ------------------------
                                                                    2,966,610     3.6
-----------------------------------------------------------------------------------------
Leisure Equipment & 1,300  Hasbro, Inc.                                21,099     0.0
Products
-----------------------------------------------------------------------------------------


              December 31, 2001 (16) Mercury QA Large Cap Core Fund

                                                                       In US Dollars
                                                                 ------------------------
                   Shares                                                      Percent of
Industries          Held          Common Stocks                      Value     Net Assets
-----------------------------------------------------------------------------------------
UNITED STATES (continued)
=========================================================================================
Machinery           4,200  Illinois Tool Works Inc.              $    284,424     0.3%
                      400 +Navistar International Corporation          15,800     0.0
                      700  PACCAR Inc.                                 45,934     0.1
                                                                 ------------------------
                                                                      346,158     0.4
-----------------------------------------------------------------------------------------
Machinery &         3,800  Caterpillar Inc.                           198,550     0.2
Equipment
-----------------------------------------------------------------------------------------
Manufacturing       2,550  Symbol Technologies, Inc.                   40,494     0.0
                   28,400  Tyco International Ltd.                  1,672,760     2.1
                                                                 ------------------------
                                                                    1,713,254     2.1
-----------------------------------------------------------------------------------------
Media                 900  The New York Times Company (Class A)        38,925     0.1
-----------------------------------------------------------------------------------------
Medical             2,700 +Guidant Corporation                        134,460     0.2
Equipment
-----------------------------------------------------------------------------------------
Medical Supplies   13,600  Abbott Laboratories                        758,200     0.9
                   10,900  Medtronic, Inc.                            558,189     0.7
                                                                 ------------------------
                                                                    1,316,389     1.6
-----------------------------------------------------------------------------------------
Medical Technology    900  IMS Health Incorporated                     17,559     0.0
                   26,636  Johnson & Johnson                        1,574,188     2.0
                                                                 ------------------------
                                                                    1,591,747     2.0
-----------------------------------------------------------------------------------------
Merchandising       3,300  The May Department Stores Company          122,034     0.2
-----------------------------------------------------------------------------------------
Metal(s)            2,500  Newmont Mining Corporation                  47,775     0.1
-----------------------------------------------------------------------------------------
Metals & Mining       800 +USX-U.S. Steel Group                        14,488     0.0
-----------------------------------------------------------------------------------------
                      700  Phelps Dodge Corporation                    22,680     0.0
-----------------------------------------------------------------------------------------
Multiline Retail      900 +Federated Department Stores, Inc.           36,810     0.0
                    3,100  Sears, Roebuck & Co.                       147,684     0.2
                                                                 ------------------------
                                                                      184,494     0.2
-----------------------------------------------------------------------------------------
Multimedia          5,900 +Clear Channel Communications, Inc.         300,369     0.4
                    3,300  Tribune Company                            123,519     0.2
                   13,300 +Viacom, Inc. (Class B)                     587,195     0.7
                                                                 ------------------------
                                                                    1,011,083     1.3
-----------------------------------------------------------------------------------------
Natural Gas         6,229  El Paso Corporation                        277,876     0.3
-----------------------------------------------------------------------------------------
Natural Gas--       6,700  Duke Energy Corporation                    263,042     0.3
Pipelines
-----------------------------------------------------------------------------------------
Natural Resources   2,600  Burlington Resources Inc.                   97,604     0.1
-----------------------------------------------------------------------------------------


              December 31, 2001 (17) Mercury QA Large Cap Core Fund

                                                                       In US Dollars
                                                                 ------------------------
                   Shares                                                      Percent of
Industries          Held          Common Stocks                      Value     Net Assets
-----------------------------------------------------------------------------------------
UNITED STATES (continued)
=========================================================================================
Office--Related     1,100  Avery Dennison Corporation            $     62,183     0.1%
                    2,100  Pitney Bowes Inc.                           78,981     0.1
                                                                 ------------------------
                                                                      141,164     0.2
-----------------------------------------------------------------------------------------
Oil & Gas           7,500  ChevronTexaco Corporation                  672,075     0.8
                    3,700  Conoco Inc.                                104,710     0.1
                    2,300  Occidental Petroleum Corporation            61,019     0.1
                    1,800  USX-Marathon Group                          54,000     0.1
                                                                 ------------------------
                                                                      891,804     1.1
-----------------------------------------------------------------------------------------
Oil--International 63,900  Exxon Mobil Corporation                  2,511,270     3.1
-----------------------------------------------------------------------------------------
Oil Services        2,280  Phillips Petroleum Company                 137,393     0.2
-----------------------------------------------------------------------------------------
Paper & Forest      1,400  Georgia-Pacific Group                       38,654     0.0
Products            5,395  International Paper Company                217,688     0.3
                      700  Temple-Inland, Inc.                         39,711     0.1
                    2,700  Weyerhaeuser Company                       146,016     0.2
                                                                 ------------------------
                                                                      442,069     0.6
-----------------------------------------------------------------------------------------
Petroleum           3,100  Anadarko Petroleum Corporation             176,235     0.2
                    2,700  Unocal Corporation                          97,389     0.1
                                                                 ------------------------
                                                                      273,624     0.3
-----------------------------------------------------------------------------------------
Pharmaceuticals    11,400  American Home Products Corporation         699,504     0.8
                    8,800 +Amgen Inc.                                 496,672     0.6
                   17,200  Bristol-Myers Squibb Company               877,200     1.1
                    4,950  Cardinal Health, Inc.                      320,067     0.4
                    9,800  Eli Lilly and Company                      769,692     0.9
                    4,500 +Immunex Corporation                        124,695     0.2
                   19,700  Merck & Co., Inc.                        1,158,360     1.4
                   55,550  Pfizer Inc.                              2,213,667     2.7
                   11,300  Pharmacia Corporation                      481,945     0.6
                   12,600  Schering-Plough Corporation                451,206     0.6
                                                                 ------------------------
                                                                    7,593,008     9.3
-----------------------------------------------------------------------------------------
Printing &          1,000  R.R. Donnelley & Sons Company               29,690     0.0
Publishing
-----------------------------------------------------------------------------------------
Publishing          2,800  Deere & Company                            122,248     0.2
                    2,900  Gannett Co., Inc.                          194,967     0.2
                                                                 ------------------------
                                                                      317,215     0.4
-----------------------------------------------------------------------------------------
Railroads           4,900  Burlington Northern Santa Fe Corp.         139,797     0.2
                    3,400  Union Pacific Corporation                  193,800     0.2
                                                                 ------------------------
                                                                      333,597     0.4
-----------------------------------------------------------------------------------------


              December 31, 2001 (18) Mercury QA Large Cap Core Fund

                                                                       In US Dollars
                                                                 ------------------------
                   Shares                                                      Percent of
Industries          Held          Common Stocks                      Value     Net Assets
-----------------------------------------------------------------------------------------
UNITED STATES (continued)
=========================================================================================
Restaurants        13,800  McDonald's Corporation                $    365,286     0.4%
                    1,200 +Starbucks Corporation                       22,860     0.0
                                                                 ------------------------
                                                                      388,146     0.4
-----------------------------------------------------------------------------------------
Retail              1,100 +Bed Bath & Beyond Inc.                      37,290     0.0
                    8,400  The Gap, Inc.                              117,096     0.2
                   23,800  The Home Depot, Inc.                     1,214,038     1.5
                    3,800 +Kohl's Corporation                         267,672     0.3
                    1,400  Loews Corporation                           77,532     0.1
                    5,700 +Safeway Inc.                               237,975     0.3
                    8,600  Target Corporation                         353,030     0.4
                   43,300  Wal-Mart Stores, Inc.                    2,491,915     3.1
                                                                 ------------------------
                                                                    4,796,548     5.9
-----------------------------------------------------------------------------------------
Semiconductor       4,200 +Maxim Integrated Products, Inc.            220,542     0.3
Equipment &         3,500 +Micron Technology, Inc.                    108,500     0.1
Products                                                         ------------------------
                                                                      329,042     0.4
-----------------------------------------------------------------------------------------
Semiconductors     10,100 +Applied Materials, Inc.                    405,010     0.5
                   27,400  Motorola, Inc.                             411,548     0.5
                                                                 ------------------------
                                                                      816,558     1.0
-----------------------------------------------------------------------------------------
Software            3,300  Computer Associates International,
                              Inc.                                    113,817     0.2
                   57,900 +Microsoft Corporation                    3,837,033     4.7
                                                                 ------------------------
                                                                    3,950,850     4.9
-----------------------------------------------------------------------------------------
Specialty Retail    2,200 +Best Buy Co., Inc.                         163,856     0.2
                    4,600  CVS Corporation                            136,160     0.2
                    7,700  Lowe's Companies, Inc.                     357,357     0.4
                                                                 ------------------------
                                                                      657,373     0.8
-----------------------------------------------------------------------------------------
Steel               1,000  Nucor Corporation                           52,960     0.1
-----------------------------------------------------------------------------------------
Telecommunications 46,922  AT&T Corp.                                 851,165     1.0
                   18,300  BellSouth Corporation                      698,145     0.9
                    9,800 +Sprint Corp. (PCS Group)                   239,218     0.3
                   28,262  Verizon Communications                   1,341,315     1.6
                   38,700 +WorldCom, Inc.                             544,896     0.7
                                                                 ------------------------
                                                                    3,674,739     4.5
-----------------------------------------------------------------------------------------
Textiles            1,000  V. F. Corporation                           39,010     0.1
-----------------------------------------------------------------------------------------
Textiles & Apparel    800 +Jones Apparel Group, Inc.                   26,536     0.0
                      300  Liz Claiborne, Inc.                         14,925     0.0
                                                                 ------------------------
                                                                       41,461     0.0
-----------------------------------------------------------------------------------------


              December 31, 2001 (19) Mercury QA Large Cap Core Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                       In US Dollars
                                                                 ------------------------
                   Shares                                                      Percent of
Industries          Held          Common Stocks                      Value     Net Assets
-----------------------------------------------------------------------------------------
UNITED STATES (concluded)
=========================================================================================
Tobacco             1,400  Fortune Brands, Inc.                  $     55,426     0.1%
                   10,200  Philip Morris Companies Inc.               467,670     0.6
                      700  UST Inc.                                    24,500     0.0
                                                                 ------------------------
                                                                      547,596     0.7
-----------------------------------------------------------------------------------------
Toys                3,200  Mattel, Inc.                                55,040     0.1
-----------------------------------------------------------------------------------------
Transportation      5,650  Southwest Airlines Co.                     104,412     0.1
-----------------------------------------------------------------------------------------
Travel & Lodging    6,300  Carnival Corporation                       176,904     0.2
-----------------------------------------------------------------------------------------
Utilities           2,200  Reliant Energy, Inc.                        58,344     0.1
-----------------------------------------------------------------------------------------
Utilities--        26,127 +AT&T Wireless Services Inc.                375,445     0.5
Communication
-----------------------------------------------------------------------------------------
Wireless            4,400 +Nextel Communications, Inc. (Class A)       48,224     0.1
Telecommunication
Services
-----------------------------------------------------------------------------------------
                           Total Common Stocks in the United
                           States (Cost--$80,534,280)              79,863,314    98.0
-----------------------------------------------------------------------------------------
                           Total Investments in Common Stocks
                           (Cost--$82,281,957)                     81,434,969   100.0
-----------------------------------------------------------------------------------------

                   Face
                  Amount     Short Term Securities
=========================================================================================
Commercial       $116,000  General Electric Capital Corp.,
Paper*                       1.82% due 1/02/2002                      115,994     0.1
-----------------------------------------------------------------------------------------
                           Total Investments in Short-Term
                           Securities (Cost--$115,994)                115,994     0.1
-----------------------------------------------------------------------------------------
                           Total Investments
                           (Cost--$82,397,951)                     81,550,963   100.1

                           Liabilities in Excess of Other
                              Assets                                  (70,087)   (0.1)
                                                                 ------------------------
                           Net Assets                            $ 81,480,876   100.0%
                                                                 ========================
-----------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
+     Non-income producing security.

      See Notes to Financial Statements.


              December 31, 2001 (20) Mercury QA Large Cap Core Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2001
-----------------------------------------------------------------------------------
Assets:

Investments, at value (identified cost--$82,397,951)                   $ 81,550,963
Cash                                                                            918
Receivables:
  Dividends                                            $     73,090
  Capital shares sold                                        37,732         110,822
                                                       ------------
Prepaid registration fees                                                    93,829
                                                                       ------------
Total assets                                                             81,756,532
                                                                       ------------
-----------------------------------------------------------------------------------
Liabilities:

Payables:
  Capital shares redeemed                                   172,782
  Investment adviser                                         27,997
  Administrator                                              24,497
  Distributor                                                 3,004         228,280
                                                       ------------
Accrued expenses                                                             47,376
                                                                       ------------
Total liabilities                                                           275,656
                                                                       ------------
-----------------------------------------------------------------------------------
Net Assets:

Net assets                                                             $ 81,480,876
                                                                       ============
-----------------------------------------------------------------------------------
Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par
  value, 125,000,000 shares authorized                                 $      1,062
Class A Shares of Common Stock, $.0001 par
  value, 125,000,000 shares authorized                                            4
Class B Shares of Common Stock, $.0001 par
  value, 125,000,000 shares authorized                                           32
Class C Shares of Common Stock, $.0001 par
  value, 125,000,000 shares authorized                                           16
Paid-in capital in excess of par                                         99,976,055
Undistributed investment income--net                   $      6,844
Accumulated realized capital losses on
   investments--net                                     (17,656,149)
Unrealized depreciation on investments--net                (846,988)
                                                       ------------
Total accumulated losses--net                                           (18,496,293)
                                                                       ------------
Net assets                                                             $ 81,480,876
                                                                       ============
-----------------------------------------------------------------------------------
Net Asset Value:

Class I--Based on net assets of $77,776,721 and
  10,616,907 shares outstanding                                        $       7.33
                                                                       ============
Class A--Based on net assets of $283,456 and
  38,933 shares outstanding                                            $       7.28
                                                                       ============
Class B--Based on net assets of $2,290,327 and
  317,689 shares outstanding                                           $       7.21
                                                                       ============
Class C--Based on net assets of $1,130,372 and
  156,756 shares outstanding                                           $       7.21
                                                                       ============
-----------------------------------------------------------------------------------

See Notes to Financial Statements.


              December 31, 2001 (21) Mercury QA Large Cap Core Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2001
-------------------------------------------------------------------------------------
Investment Income:

Dividends (net of $3,660 foreign withholding tax)                        $    806,266
Interest                                                                        5,920
                                                                         ------------
Total income                                                                  812,186
                                                                         ------------
-------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                 $    263,672
Administration fees                                           230,713
Accounting services                                            84,661
Registration fees                                              74,601
Professional fees                                              55,115
Printing and shareholder reports                               32,161
Offering costs                                                 22,907
Custodian fees                                                 19,723
Account maintenance and distribution fees--Class B             17,703
Account maintenance and distribution fees--Class C             12,825
Directors' fees and expenses                                   10,365
Transfer agent fees--Class I                                    4,277
Account maintenance fees--Class A                                 580
Pricing fees                                                      460
Transfer agent fees--Class B                                      434
Transfer agent fees--Class C                                      374
Transfer agent fees--Class A                                       16
Other                                                          11,363
                                                         ------------
Total expenses before reimbursement                           841,950
Reimbursement of expenses                                     (13,701)
                                                         ------------
Total expenses after reimbursement                                            828,249
                                                                         ------------
Investment loss--net                                                          (16,063)
                                                                         ------------
-------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments--Net:

Realized loss on investments--net                                         (14,340,199)
Change in unrealized depreciation on investments--net                       4,449,652
                                                                         ------------
Net Decrease in Net Assets Resulting from Operations                     $ (9,906,610)
                                                                         ============
-------------------------------------------------------------------------------------

See Notes to Financial Statements.


              December 31, 2001 (22) Mercury QA Large Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                            For the     For the Period
                                                          Year Ended   June 2, 2000+ to
                                                         December 31,    December 31,
Increase (Decrease) in Net Assets:                           2001            2000
=======================================================================================
 Operations:

 Investment loss--net                                    $    (16,063)   $   (118,420)
 Realized loss on investments--net                        (14,340,199)     (3,315,950)
 Change in unrealized depreciation on investments--net      4,449,652      (5,296,640)
                                                         ----------------------------
 Net decrease in net assets resulting from operations      (9,906,610)     (8,731,010)
                                                         ----------------------------
 --------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase in net assets derived from capital
   share transactions                                      44,500,211      55,518,285
                                                         ----------------------------
 --------------------------------------------------------------------------------------

 Net Assets:

 Total increase in net assets                              34,593,601      46,787,275
 Beginning of period                                       46,887,275         100,000
                                                         ----------------------------
 End of period*                                          $ 81,480,876    $ 46,887,275
                                                         ============================
 --------------------------------------------------------------------------------------
*Undistributed investment income--net                    $      6,844              --
                                                         ============================
 --------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


              December 31, 2001 (23) Mercury QA Large Cap Core Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                            Class I
                                                -------------------------------
                                                   For the     For the Period
                                                 Year Ended     June 2, 2000+
                                                December 31,   to December 31,
Increase (Decrease) in Net Asset Value:             2001            2000
-------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $     8.48        $      10.00
                                                 ------------------------------
Investment income (loss)--net                            --++@@            (.02)
Realized and unrealized loss on
  investments--net                                    (1.15)              (1.50)
                                                 ------------------------------
Total from investment operations                      (1.15)              (1.52)
                                                 ------------------------------
Net asset value, end of period                   $     7.33        $       8.48
                                                 ==============================
-------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                  (13.56%)            (15.20%)@
                                                 ==============================
-------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                        1.21%               1.36%*
                                                 ==============================
Expenses                                              1.23%               1.45%*
                                                 ==============================
Investment income (loss)--net                          .02%               (.40%)*
                                                 ==============================
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $   77,777        $     44,248
                                                 ==============================
Portfolio turnover                                   93.44%              70.82%
                                                 ==============================
-------------------------------------------------------------------------------

*     Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver and reimbursement, the Fund's performance would have been lower.
+     Commencement of operations.
++    Based on average shares outstanding.
@     Aggregate total investment return.
@@    Amount is less than $.01 per share.

      See Notes to Financial Statements.


              December 31, 2001 (24) Mercury QA Large Cap Core Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                            Class A
                                                -------------------------------
                                                  For the      For the Period
                                                 Year Ended     June 2, 2000+
                                                December 31,   to December 31,
Increase (Decrease) in Net Asset Value:             2001            2000
-------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $     8.47        $      10.00
                                                 ------------------------------
Investment loss--net                                   (.02)++             (.03)
Realized and unrealized loss on
  investments--net                                    (1.17)              (1.50)
                                                 ------------------------------
Total from investment operations                      (1.19)              (1.53)
                                                 ------------------------------
Net asset value, end of period                   $     7.28        $       8.47
                                                 ==============================
-------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                  (14.05%)            (15.30%)@
                                                 ==============================
-------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                        1.46%               1.61%*
                                                 ==============================
Expenses                                              1.48%               1.70%*
                                                 ==============================
Investment loss--net                                  (.27%)              (.63%)*
                                                 ==============================
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $      284        $        147
                                                 ==============================
Portfolio turnover                                   93.44%              70.82%
                                                 ==============================
-------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.

              December 31, 2001 (25) Mercury QA Large Cap Core Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                            Class B
                                                -------------------------------
                                                   For the     For the Period
                                                 Year Ended     June 2, 2000+
                                                December 31,   to December 31,
Increase (Decrease) in Net Asset Value:             2001            2000
-------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $     8.43        $      10.00
                                                 ------------------------------
Investment loss--net                                   (.08)++             (.03)
Realized and unrealized loss on
  investments--net                                    (1.14)              (1.54)
                                                 ------------------------------
Total from investment operations                      (1.22)              (1.57)
                                                 ------------------------------
Net asset value, end of period                   $     7.21        $       8.43
                                                 ==============================
-------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                  (14.47%)            (15.70%)@
                                                 ==============================
-------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                        2.23%               2.39%*
                                                 ==============================
Expenses                                              2.26%               2.48%*
                                                 ==============================
Investment loss--net                                 (1.01%)             (1.41%)*
                                                 ==============================
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $    2,290        $      1,454
                                                 ==============================
Portfolio turnover                                   93.44%              70.82%
                                                 ==============================
-------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


              December 31, 2001 (26) Mercury QA Large Cap Core Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                            Class C
                                                -------------------------------
                                                   For the     For the Period
                                                 Year Ended     June 2, 2000+
                                                December 31,   to December 31,
Increase (Decrease) in Net Asset Value:             2001            2000
-------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $     8.43        $      10.00
                                                 ------------------------------
Investment loss--net                                   (.08)++             (.03)
Realized and unrealized loss on
  investments--net                                    (1.14)              (1.54)
                                                 ------------------------------
Total from investment operations                      (1.22)              (1.57)
                                                 ------------------------------
Net asset value, end of period                   $     7.21        $       8.43
                                                 ==============================
-------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                  (14.47%)            (15.70%)@
                                                 ==============================
-------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                        2.23%               2.39%*
                                                 ==============================
Expenses                                              2.26%               2.48%*
                                                 ==============================
Investment loss--net                                 (1.02%)             (1.40%)*
                                                 ==============================
-------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $    1,130        $      1,038
                                                 ==============================
Portfolio turnover                                   93.44%              70.82%
                                                 ==============================
-------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


              December 31, 2001 (27) Mercury QA Large Cap Core Fund

      NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Large Cap Core Fund (the "Fund") is part of Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.

      (b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the


              December 31, 2001 (28) Mercury QA Large Cap Core Fund

      NOTES TO FINANCIAL STATEMENTS
      (CONTINUED)

      period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


              December 31, 2001 (29) Mercury QA Large Cap Core Fund

      NOTES TO FINANCIAL STATEMENTS
      (CONTINUED)

      (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (h) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $22,907 have been reclassified between paid-in capital in excess of par and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      As compensation for its services to the Fund, Mercury Advisors receives monthly compensation at the annual rate of .40% of the average daily net assets of the Fund. For the year ended December 31, 2001, Mercury Advisors earned fees of $263,672, of which $13,701 was waived.

      The Fund has also entered into an Administration Agreement with Mercury Advisors. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.


              December 31, 2001 (30) Mercury QA Large Cap Core Fund

      NOTES TO FINANCIAL STATEMENTS
      (CONTINUED)

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                     Account        Distribution
                                                  Maintenance Fee        Fee
      --------------------------------------------------------------------------
      Class A                                          .25%               --
      --------------------------------------------------------------------------
      Class B                                          .25%              .75%
      --------------------------------------------------------------------------
      Class C                                          .25%              .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and select dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and select dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and select dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the year ended December 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                      FAMD     MLPF&S
      --------------------------------------------------------------------------
      Class I                                         $299     $2,750
      --------------------------------------------------------------------------
      Class A                                         $ 41     $  896
      --------------------------------------------------------------------------

      For the year ended December 31, 2001, MLPF&S received contingent deferred sales charges of $6,336 and $2,977 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Fund's transfer agent.

      Prior to January 1, 2001, Mercury Advisors provided accounting services to the Fund at its cost and the Fund reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Fund. The Fund reimburses Mercury Advisors at its cost for such services. For the year ended December 31, 2001, the Fund reimbursed Mercury Advisors an aggregate of $17,857 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.


              December 31, 2001 (31) Mercury QA Large Cap Core Fund

      NOTES TO FINANCIAL STATEMENTS
      (CONTINUED)

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, PSI, FDS, FAMD, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $105,631,518 and $61,037,955, respectively.

      Net realized losses for the year ended December 31, 2001, and net unrealized losses as of December 31, 2001 were as follows:

                                                      Realized       Unrealized
                                                       Losses          Losses
      -------------------------------------------------------------------------
      Long-term investments                        $(14,340,199)   $   (846,988)
                                                   ----------------------------
      Total                                        $(14,340,199)   $   (846,988)
                                                   =============================
      --------------------------------------------------------------------------

      As of December 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $3,449,439, of which $3,116,835 related to appreciated securities and $6,566,274 related to depreciated securities. The aggregate cost of investments at December 31, 2001 for Federal income tax purposes was $85,000,402.

(4)   Capital Share Transactions:

      The net increase in net assets derived from capital share transactions was $44,500,211 and $55,518,285 for the year ended December 31, 2001 and for the period June 2, 2000 to December 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Year Ended
      December 31, 2001                                Shares    Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    8,638,159   $  68,585,008
      Shares redeemed                               (3,239,831)    (25,586,255)
                                                    --------------------------
      Net increase                                   5,398,328   $  42,998,753
                                                    ==========================
      ------------------------------------------------------------------------

      Class I Shares for the Period June 2, 2000+
      to December 31, 2000                             Shares    Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    7,281,007   $  71,450,038
      Shares redeemed                               (2,064,928)    (18,770,616)
                                                    --------------------------
      Net increase                                   5,216,079   $  52,679,422
                                                    ==========================
      ------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


              December 31, 2001 (32) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Class A Shares for the Year Ended
December 31, 2001                                     Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                          291,483      $   2,213,617
Shares redeemed                                     (269,881)        (2,058,004)
                                                 ------------------------------
Net increase                                          21,602      $     155,613
                                                 ==============================
-------------------------------------------------------------------------------

Class A Shares for the Period June 2, 2000+
to December 31, 2000                                  Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           16,721      $     168,057
Shares redeemed                                       (1,890)           (15,478)
                                                 ------------------------------
Net increase                                          14,831      $     152,579
                                                 ==============================
-------------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

Class B Shares for the Year Ended
December 31, 2001                                     Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                          243,184      $   1,830,127
Shares redeemed                                      (97,953)          (739,102)
                                                 ------------------------------
Net increase                                         145,231      $   1,091,025
                                                 ==============================
-------------------------------------------------------------------------------

Class B Shares for the Period June 2, 2000+
to December 31, 2000                                  Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                          169,963      $   1,553,935
Shares redeemed                                           (5)               (45)
                                                 ------------------------------
Net increase                                         169,958      $   1,553,890
                                                 ==============================
-------------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

Class C Shares for the Year Ended
December 31, 2001                                     Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                          127,164      $     949,539
Shares redeemed                                      (93,563)          (694,719)
                                                 ------------------------------
Net increase                                          33,601      $     254,820
                                                 ==============================
-------------------------------------------------------------------------------

Class C Shares for the Period June 2, 2000+
to December 31, 2000                                  Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                          131,416      $   1,233,504
Shares redeemed                                      (10,761)          (101,110)
                                                 ------------------------------
Net increase                                         120,655      $   1,132,394
                                                 ==============================
-------------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


              December 31, 2001 (33) Mercury QA Large Cap Core Fund

      NOTES TO FINANCIAL STATEMENTS
      (CONCLUDED)

(5)   Short-Term Borrowings:

      The Fund, along with certain other funds managed by Mercury Advisors and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the year ended December 31, 2001.

(6)   Distributions to Shareholders:

      As of December 31, 2001, the components of accumulated losses on a tax basis were as follows:

      -----------------------------------------------------------------------
      Undistributed ordinary income--net                         $      6,844
      Undistributed long-term capital gains--net                           --
                                                                 ------------
      Total undistributed earnings--net                                 6,844
      Capital loss carryforward                                   (11,976,650)*
      Unrealized losses--net                                       (6,526,487)**
                                                                 ------------
      Total accumulated losses--net                              $(18,496,293)
                                                                 ============
      -----------------------------------------------------------------------

* On December 31, 2001, the Fund had a net capital loss carryforward of approximately $11,976,650, of which $387,208 expires in 2008 and $11,589,442 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales and the deferral of post-October capital losses for tax purposes.

(7)   Subsequent Event:

      On January 14, 2002, the Corporation's Board of Directors approved a proposal to liquidate the Fund. The Fund is expected to liquidate on or about March 28, 2002.


              December 31, 2001 (34) Mercury QA Large Cap Core Fund

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury QA Large Cap Core Fund
(One of the Series constituting Mercury QA Equity Series, Inc.):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mercury QA Large Cap Core Fund as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period June 2, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury QA Large Cap Core Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 20, 2002


              December 31, 2001 (35) Mercury QA Large Cap Core Fund

OFFICERS AND DIRECTORS

INTERESTED DIRECTOR

                                                                                                          Number of
                                                                                                        Portfolios in  Other
                               Position(s)    Length                                                    Fund Complex   Directorships
                               Held           of Time                                                    Overseen by   Held by
Name, Address & Age            with Fund      Served*    Principal Occupation(s) During Past 5 Years      Director     Director
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*                President and  1999 to    Chairman, Americas Region since 2001, and         196           None
800 Scudders Mill Road         Director       present    Executive Vice President since 1983 of Fund
Plainsboro, NJ 08536                                     Asset Management ("FAM") and Merrill Lynch
Age: 61                                                  Investment Managers, L.P. ("MLIM");
                                                         President of Merrill Lynch Mutual Funds
                                                         since 1999; President of FAM Distributors,
                                                         Inc. ("FAMD") since 1986 and Director
                                                         thereof since 1991; Executive Vice President
                                                         and Director of Princeton Services, Inc.
                                                         ("Princeton Services") since 1993; President
                                                         of Princeton Administrators, L.P. since
                                                         1988; Director of Financial Data Services,
                                                         Inc., since 1985.

* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services: and President of Princeton Administrators, L.P. The Director's term is unlimited.

INDEPENDENT DIRECTORS

                                                                                                          Number of
                                                                                                        Portfolios in  Other
                               Position(s)    Length                                                    Fund Complex   Directorships
                               Held           of Time                                                    Overseen by   Held by
Name, Address & Age            with Fund      Served*    Principal Occupation(s) During Past 5 Years      Director     Director
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum                 Director       1978 to    James R. Williston Professor of Investment         51         Cambridge
Investment                                    present    Management Emeritus, Harvard Business School                  Bancorp
104 Westcliff Road                                       since 1996.
Weston, MA 02493
Age: 69
------------------------------------------------------------------------------------------------------------------------------------
Laurie Simon Hodrick           Director       1999 to    Professor of Finance and Economics, Graduate       51         Junior League
809 Uris Hall                                 present    School of Business, Columbia University                       of Central
3022 Broadway                                            since 1998; Associate Professor of Finance                    Westchester
New York, NY 10027                                       and Economics, Graduate School of Business,
Age: 39                                                  Columbia University from 1996 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Stephen B. Swensrud            Director       1983 to    Chairman, Fernwood Advisors since 1996.            90         Dana Farber
88 Broad Street, 2nd Floor                    present                                                                  Cancer
Boston, MA 02110                                                                                                       Institute;
Age: 68                                                                                                                Federation
                                                                                                                       For
                                                                                                                       American
                                                                                                                       Immigration
                                                                                                                       Reform
------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Touchton             Director       1977 to    Managing Partner of the Witt Touchton              51         Tampa Bay
Suite 3405,                                   present    Company since 1972.                                           History
One Tampa City Center                                                                                                  Center
201 North Franklin Street
Tampa, FL 33062
Age: 63
------------------------------------------------------------------------------------------------------------------------------------


          December 31, 2001 (36) & (37) Mercury QA Large Cap Core Fund

OFFICERS AND DIRECTORS (CONCLUDED)

INDEPENDENT DIRECTORS (concluded)

                                                                                                        Number of
                                                                                                      Portfolios in  Other
                               Position(s)    Length                                                  Fund Complex   Directorships
                               Held           of Time                                                  Overseen by   Held by
Name, Address & Age            with Fund      Served*    Principal Occupation(s) During Past 5 Years    Director     Director
----------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss                  Director       1999 to    Managing Director of FGW Associates since        51         Watson Pharma-
16450 Maddalena Place                         present    1997; Vice President, Planning Investment                   ceuticals,
Delray Beach, FL 33446                                   and Development of Warner Lambert Co.                       Inc.;
Age: 60                                                  from 1979 to 1997.                                          BTG Inter-
                                                                                                                     national PLC;
                                                                                                                     Michael J. Fox
                                                                                                                     Foundation
                                                                                                                     for Parkinson's
                                                                                                                     Research

*     The Director's term is unlimited.

FUND OFFICERS

                           Position(s) Held   Length of
Name, Address & Age        with Fund          Time Served       Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke            Vice President     Vice President    First Vice President of FAM and MLIM since 1997 and the Treasurer
P.O. Box 9011              and Treasurer      since 1999 and    thereof since 1999; Senior Vice President and Treasurer of
Princeton, NJ 08543-9011                      Treasurer since   Princeton Services since 1999; Vice President of FAMD since 1999;
Age: 41                                       1999              Vice President of FAM and MLIM from 1990 to 1997; Director of
                                                                Taxation of MLIM since 1990.
----------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.        Senior Vice        2000 to present   President of FAM and MLIM since 2001; Co-Head (Americas Region) of
P.O. Box 9011              President                            FAM and MLIM from 2000 to 2002; Director of Princeton Services
Princeton, NJ 08543-9011                                        since 1999; Chief Investment Officer of Oppenheimer Funds, Inc. in
Age: 47                                                         1999 and Executive Vice President thereof from 1991 to 1999.
----------------------------------------------------------------------------------------------------------------------------------
Philip Green               Senior Vice        1999 to present   Senior Vice President of the Investment Adviser and certain of its
P.O. Box 9011              President                            affiliates since 1999; Managing Director and Portfolio Manager of
Princeton, NJ 08543-9011                                        Global Institutional Services at Bankers Trust from 1997 to 1999;
Age: 37                                                         Vice President of Quantitative Equities at Bankers Trust in 1996;
                                                                Vice President of Asset Allocations Strategies at Bankers Trust
                                                                from 1994 to 1996; Vice President of Foreign Exchange and Currency
                                                                Overlay Strategies at Bankers Trust from 1988 to 1999.
----------------------------------------------------------------------------------------------------------------------------------
Frank Salerno              Senior Vice        1999 to present   Chief Operating Officer, Institutional for MLIM (Americas Region);
P.O. Box 9011              President                            First Vice President of the Investment Adviser and certain of its
Princeton, NJ 08543-9011                                        affiliates since 1999; Managing Director and Chief Investment
Age: 41                                                         Officer of Structured Investments at Bankers Trust from 1995 to
                                                                1999.
----------------------------------------------------------------------------------------------------------------------------------
Sidney Hoots               Senior Vice        1999 to present   Senior Vice President of the Investment Adviser and certain of its
P.O. Box 9011              President                            affiliates since 1999; Managing Director of Global Institutional
Princeton, NJ 08543-9011                                        Services at Bankers Trust from 1992 to 1999.
Age: 40
----------------------------------------------------------------------------------------------------------------------------------
Ira P. Shapiro             Secretary          1999 to present   First Vice President of the Investment Adviser and certain of its
P.O. Box 9011                                                   affiliates since 1998; P.O. Director (Legal Advisory) of the
Princeton, NJ 08543-9011                                        Investment Adviser and certain of its affiliates from 1996 to 1997;
Age: 38                                                         Attorney with the Investment Adviser and certain of its affiliates from 1993 to 1997.
----------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-888-763-2260.


          December 31, 2001 (38) & (39) Mercury QA Large Cap Core Fund

[LOGO] Merrill Lynch  Investment Managers

      MUTUAL            MANAGED           ALTERNATIVE        INSTITUTIONAL
      FUNDS             ACCOUNTS          INVESTMENTS       ASSET MANAGEMENT

                                [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Large Cap Core Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper       #MERCQA CORE--12/01